Segmented Information - Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	$ 404,394		$ 258,075
Total loss on discontinued operations		589,292	507,604	(784,206)
Income (loss) before income tax expense			(46,859,311)	(4,096,029)
Total assets for reportable segments	6,434,175		6,195,555	7,914,083
Total liabilities for reportable segments	22,906,695		18,185,992	3,637,545
Infrastructure [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	404,394		258,075
Elimination of inter segment revenue
Total revenue	404,394		258,075
Total profit or loss for reportable segments	(164,992)		(43,269,642)
Total loss on discontinued operations
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(164,992)		(43,269,642)
Total assets for reportable segments	5,558,012	3,831,917	3,831,917
Elimination of inter segment assets
Segments’ assets	5,558,012	3,831,917	3,831,917
Total liabilities for reportable segments	14,661,404	12,841,578	12,841,578
Elimination of inter segment liabilities	(12,554,469)	(10,729,704)	(10,729,704)
Entity’s liabilities	2,106,935	2,111,874	2,111,874
Cultivation Segment [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(436)	1,305,590	(2,170,333)	621,223
Total loss on discontinued operations		(753,048)		(827,620)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(436)	552,542	(2,170,333)	(206,397)
Total assets for reportable segments	335,128	335,689	335,689	2,232,785
Elimination of inter segment assets
Segments’ assets	335,128	335,689	335,689	2,232,785
Total liabilities for reportable segments	1,028,754	1,072,219	1,072,219	883,397
Elimination of inter segment liabilities	(882,193)	(921,860)	(921,860)	(750,234)
Entity’s liabilities	146,561	150,359	150,359	133,163
Distribution Segment [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments		(10,911,606)	(10,911,606)
Total loss on discontinued operations		10,911,606	10,911,606	43,414
Elimination of inter segment profit or loss
Income (loss) before income tax expense				43,414
Total assets for reportable segments				1,052,080
Elimination of inter segment assets
Segments’ assets				1,052,080
Total liabilities for reportable segments				11,169,051
Elimination of inter segment liabilities				(10,142,840)
Entity’s liabilities				1,026,211
Corporate [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(6,080,882)	8,201,723	8,984,666	(3,933,046)
Total loss on discontinued operations		(9,569,266)	(10,404,002)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(6,080,882)	(1,367,543)	(1,419,336)	(3,933,046)
Total assets for reportable segments	99,715,090	100,152,700	100,152,700	50,488,643
Elimination of inter segment assets	(99,174,055)	(98,124,751)	(98,124,751)	(45,859,425)
Segments’ assets	541,035	2,027,949	2,027,949	4,629,218
Total liabilities for reportable segments	42,468,561	38,754,893	38,754,893	25,958,535
Elimination of inter segment liabilities	(21,815,362)	(22,831,134)	(22,831,134)	(23,480,364)
Entity’s liabilities	20,653,199	15,923,759	15,923,759	2,478,171
Reportable Segments [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	404,394		258,075
Elimination of inter segment revenue
Total revenue	404,394		258,075
Total profit or loss for reportable segments	(6,246,310)	(1,404,293)	(47,366,915)	(3,311,823)
Total loss on discontinued operations		589,292	507,604	(784,206)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(6,246,310)	(815,001)	(46,859,311)	(4,096,029)
Total assets for reportable segments	105,608,230	104,320,306	104,320,306	53,773,508
Elimination of inter segment assets	(99,174,055)	(98,124,751)	(98,124,751)	(45,859,425)
Segments’ assets	6,434,175	6,195,555	6,195,555	7,914,083
Total liabilities for reportable segments	58,158,719	52,668,690	52,668,690	38,010,983
Elimination of inter segment liabilities	(35,252,024)	(34,482,698)	(34,482,698)	(34,373,438)
Entity’s liabilities	$ 22,906,695	$ 18,185,992	$ 18,185,992	$ 3,637,545